UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 58.0%
ARGENTINA - 0.2%
USD	150	Genneia SA, 8.75%, 01/20/2020(a)(b)	$155,250

AUSTRALIA - 0.3%
USD	235	QBE Insurance Group Ltd., 6.75%, 12/02/2024(a)(b)(c)(d)	250,275

BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017(a)(b)	209,500

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	236,250

BELGIUM - 0.2%
EUR	120	KBC Group NV, 5.63%, 03/19/2019(a)(b)(c)(d)(e)	130,518

BRAZIL - 3.0%
USD	206	Caixa Economica Federal, 4.25%, 05/13/2019(b)	207,545
USD	320	Marfrig Overseas Ltd., 9.50%, 03/02/2017(a)(b)	330,000
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018(a)(b)(e)(f)(g)	12,600
USD	640	Petrobras Global Finance BV, 8.38%, 05/23/2021	713,600
USD	490	Petrobras International Finance Co., 5.38%, 01/27/2021	493,210
USD	110	QGOG Atlantic, 5.25%, 03/02/2017(a)(b)(h)	105,614
USD	560	QGOG Constellation SA, 6.25%, 03/02/2017(a)(b)	420,000
USD	111	Vale Overseas Ltd., 4.38%, 01/11/2022	111,971

			2,394,540

CANADA - 1.6%
USD	250	First Quantum Minerals Ltd., 6.75%, 03/03/2017(a)(b)	256,407
CAD	370	Gateway Casinos & Entertainment Ltd., 8.50%, 03/02/2017(a)(b)	283,631
USD	78	Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.38%, 06/01/2019(a)(b)	80,925
USD	130	MEG Energy Corp., 6.38%, 07/30/2017(a)(b)	120,900
USD	54	MEG Energy Corp., 6.50%, 01/15/2020(a)(b)	54,540
USD	145	MEG Energy Corp., 7.00%, 09/30/2018(a)(b)	136,300
USD	175	Teck Resources Ltd., 8.00%, 06/01/2018(a)(b)	192,938
USD	128	Telesat Canada / Telesat LLC, 8.88%, 11/15/2019(a)(b)	137,280

			1,262,921

CHINA - 0.3%
USD	210	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(a)(b)	226,148

DOMINICAN REPUBLIC - 0.5%
USD	400	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It, 7.95%, 05/11/2021(a)(b)	418,508

FRANCE - 0.8%
EUR	270	Novafives SAS, 4.50%, 06/30/2017(a)(b)	277,329
USD	315	SFR Group SA, 6.00%, 05/15/2017(a)(b)	324,056

			601,385

GEORGIA - 1.1%
USD	200	BGEO Group JSC, 6.00%, 07/26/2023(b)	202,152
USD	250	Georgian Oil and Gas Corp., 6.75%, 04/26/2021(b)	262,550
USD	400	Georgian Railway JSC, 7.75%, 07/11/2022 (b)	435,160

			899,862

GERMANY - 3.4%
EUR	245	ALBA Group PLC & Co. KG, 8.00%, 05/15/2017(a)(b)	263,155

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
AUD	3,000	Landwirtschaftliche Rentenbank, 6.25%, 04/13/2018(i)	$2,386,968

			2,650,123

GUATEMALA - 0.7%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(b)	209,500
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021(b)	314,250

			523,750

HONG KONG - 0.3%
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	235,136

INDIA - 3.8%
INR	50,000	Axis Bank Ltd., 7.60%, 10/20/2023	760,907
INR	50,000	HDFC Bank Ltd., 7.95%, 09/21/2026	752,821
INR	50,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	747,596
INR	50,000	Power Finance Corp. Ltd., 7.63%, 08/14/2026	755,426

			3,016,750

INDONESIA - 1.1%
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(b)	372,367
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(b)	530,696

			903,063

ITALY - 0.4%
EUR	115	Marcolin SpA, 8.50%, 03/02/2017(a)(b)	129,945
USD	200	Wind Acquisition Finance SA, 7.38%, 04/23/2017(a)(b)	207,980

			337,925

KAZAKHSTAN - 1.2%
USD	200	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(b)	219,718
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(b)(h)	202,475
USD	510	Zhaikmunai LLP, 7.13%, 03/03/2017(a)(b)	501,075

			923,268

LUXEMBOURG - 1.6%
USD	200	Altice Financing SA, 7.50%, 05/15/2021(a)(b)	211,000
EUR	275	Altice Luxembourg SA, 7.25%, 05/15/2017(a)(b)	315,787
EUR	240	ARD Finance SA, 6.63%, 09/15/2019(a)(b)(j)	261,697
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, 10/31/2018(a)(b)	105,752
EUR	175	DEA Finance SA, 7.50%, 04/15/2019(a)(b)	203,553
EUR	120	INEOS Group Holdings SA, 5.38%, 08/01/2019(a)(b)	133,060

			1,230,849

MEXICO - 1.8%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(a)(b)	236,875
USD	200	Cemex SAB de CV, 7.75%, 04/16/2021(a)(b)	222,250
USD	210	Credito Real SAB de CV SOFOM ER, 7.25%, 07/20/2020(a)(b)	210,000
USD	270	Nemak SAB de CV, 5.50%, 02/28/2018(a)(b)	265,599
USD	280	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	273,896
USD	250	Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/2020(a)(b)	243,125

			1,451,745

NETHERLANDS - 0.9%
EUR	230	Constellium, 4.63%, 05/15/2017(a)(b)	244,685
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	218,000
USD	260	Ziggo Secured Finance BV, 5.50%, 01/15/2022(a)(b)	259,025

			721,710

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
NIGERIA - 0.5%
USD	210	Access Bank PLC, 10.50%, 10/19/2021(b)	$211,533
USD	200	Ihs Netherlands Holdco BV, 9.50%, 10/27/2018(a)(b)	211,215

			422,748

PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(b)	265,125

PERU - 0.5%
USD	190	InRetail Consumer, 5.25%, 10/10/2018(a)(b)	194,275
USD	160	Union Andina de Cementos SAA, 5.88%, 10/30/2018(a)(b)	165,216

			359,491

REPUBLIC OF IRELAND - 0.2%
GBP	150	PGH Capital PLC, 6.63%, 12/18/2025	199,992

RUSSIA - 2.6%
USD	100	EDC Finance Ltd., 4.88%, 04/17/2020(b)	101,750
USD	230	Evraz Group SA, 6.75%, 01/31/2022(b)	246,675
USD	310	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/2022(b)	309,188
USD	284	Global Ports Finance PLC, 6.87%, 01/25/2022(b)	296,070
USD	300	Lukoil International Finance BV, 4.56%, 04/24/2023(b)	302,310
USD	200	Polyus Gold International Ltd., 5.25%, 02/07/2023	200,000
USD	260	Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/2022(b)	282,802
USD	270	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(b)	301,725

			2,040,520

SOUTH AFRICA - 0.8%
USD	400	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(b)	404,166
USD	200	MTN Mauritius Investment Ltd., 6.50%, 10/13/2026(b)	202,010

			606,176

SPAIN - 0.4%
EUR	290	Obrascon Huarte Lain SA, 4.75%, 03/15/2018(a)(b)	228,530
EUR	100	OHL Investments SA, 4.00%, 04/25/2018(b)	101,185

			329,715

SUPRANATIONAL - 2.5%
AUD	2,000	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	1,654,879
INR	23,400	International Bank for Reconstruction & Development, 6.38%, 08/07/2018	349,751

			2,004,630

SWITZERLAND - 0.1%
EUR	100	Selecta Group BV, 6.50%, 03/02/2017(a)(b)	99,972

TURKEY - 0.8%
USD	200	Arcelik, 5.00%, 04/03/2023(b)	189,540
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(b)	196,021
USD	250	Yasar Holdings AS, 8.88%, 11/06/2017(a)(b)	253,385

			638,946

UNITED ARAB EMIRATES - 0.7%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019(b)	524,227

UNITED KINGDOM - 2.9%
GBP	98	Annington Finance No 5 PLC, 13.00%, 01/15/2018(a)(b)(j)	141,329
GBP	100	Boparan Finance PLC, 5.50%, 07/15/2017(a)(b)	123,000
GBP	110	Cabot Financial Luxembourg SA, 6.50%, 04/01/2017(a)(b)	140,857
EUR	130	Corral Petroleum Holdings, 11.75%, 05/15/2019(a)(b)(j)	141,850

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
GBP	110	CYBG PLC, 5.00%, 02/08/2021(a)(b)(c)(d)	$134,337
GBP	200	CYBG PLC, 8.00%, 12/08/2022(a)(b)(c)(d)(e)	236,947
USD	135	Inmarsat Finance PLC, 4.88%, 05/15/2017(a)(b)	132,300
EUR	100	Jaguar Land Rover Automotive PLC, 2.20%, 01/15/2024(b)	107,950
GBP	100	Lloyds Bank PLC, 13.00%, 01/21/2029(a)(c)(d)(e)	222,674
GBP	125	Matalan Finance PLC, 6.88%, 02/10/2017(a)(b)	131,697
GBP	115	New Look Secured Issuer PLC, 6.50%, 06/24/2018(a)(b)	130,868
GBP	185	Paragon Group of Cos. PLC, 7.25%, 09/09/2021(a)(b)(c)(d)	236,488
GBP	110	Pizzaexpress Financing 2 PLC, 6.63%, 08/01/2017(a)(b)	140,455
GBP	207	Virgin Media Secured Finance PLC, 5.50%, 01/15/2019(a)(b)	271,148

			2,291,900

UNITED STATES - 21.7%
USD	58	Airxcel, Inc., 8.50%, 02/15/2019(a)(b)	59,160
USD	250	Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.63%, 06/15/2019(a)(b)	260,550
EUR	120	Alliance Data Systems Corp., 5.25%, 11/15/2018(a)(b)	132,995
USD	63	Alliance Data Systems Corp., 5.88%, 11/01/2018(a)(b)	65,048
USD	250	Ally Financial, Inc., 5.75%, 10/20/2025(a)	253,750
USD	200	Altice US Finance I Corp., 5.38%, 07/15/2018(a)(b)	208,250
GBP	100	AMC Entertainment Holdings, 6.38%, 11/15/2019(a)(b)	133,348
USD	149	American Airlines 2013-2, Class B Pass Through Trust, 5.60%, 01/15/2022(b)(h)	154,207
USD	185	American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2018(a)(b)	192,400
USD	255	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 04/01/2018(a)	247,350
USD	125	Bank of America Corp., 6.25%, 09/05/2024(a)(c)(d)(e)	130,500
USD	260	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/2017(a)(b)	266,500
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021(a)(b)	257,400
USD	260	CalAtlantic Group, Inc., 5.25%, 12/01/2025(a)	258,050
USD	260	Calpine Corp., 5.75%, 10/15/2019(a)	254,150
USD	125	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2018(a)	128,281
USD	355	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021(a)(b)	376,189
USD	295	Cengage Learning, Inc., 9.50%, 06/15/2019(a)(b)	250,750
USD	245	CenturyLink, Inc., 7.50%, 01/01/2024 (a)	259,394
USD	150	Cenveo Corp., 6.00%, 02/01/2019(a)(b)	133,500
USD	61	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025(b)	64,508
USD	100	Citgo Holding, Inc., 10.75%, 02/15/2020	106,830
USD	110	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(b)	114,263
USD	270	Compass Minerals International, Inc., 4.88%, 05/15/2024(a)(b)	263,250
USD	280	Continental Resources, Inc., 3.80%, 03/01/2024(a)	261,450
USD	245	DISH DBS Corp., 5.88%, 11/15/2024	247,756
USD	210	Dynegy, Inc., 7.63%, 11/01/2019(a)	200,025
USD	238	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2019(a)(b)	260,015
USD	290	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/2018 (a)(b)	247,225
USD	250	Equinix, Inc., 5.38%, 04/01/2018(a)	261,582
USD	250	First Data Corp., 5.38%, 08/15/2018(a)(b)	257,500
USD	300	Fresh Market, Inc. (The), 9.75%, 05/01/2019(a)(b)	267,000
USD	295	Frontier Communications Corp., 6.88%, 10/15/2024(a)	247,431
USD	320	Gardner Denver, Inc., 6.88%, 03/03/2017(a)(b)	319,200
USD	130	Goldman Sachs Group, Inc. (The), 5.38%, 05/10/2020(a)(c)(d)(e)	132,990
USD	125	Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2021(a)	125,938
USD	20	Grinding Media, Inc. / MC Grinding Media Canada, Inc., 7.38%, 12/15/2019(a)(b)	21,125
USD	245	HCA, Inc., 5.88%, 08/15/2025(a)	254,800
USD	115	HCA, Inc., 7.50%, 02/15/2022	130,813
USD	250	HD Supply, Inc., 5.75%, 04/15/2019(a)(b)	263,125
USD	130	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 04/01/2020(a)(b)	131,138

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
USD	90	Hornbeck Offshore Services, Inc., 5.00%, 03/03/2017(a)	$62,775
USD	130	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/2020(a)(b)	133,445
USD	240	KB Home, 7.00%, 09/15/2021(a)	258,600
USD	130	Kindred Healthcare, Inc., 8.75%, 01/15/2018(a)	118,300
USD	131	Kratos Defense & Security Solutions, Inc., 7.00%, 03/03/2017(a)	127,398
USD	275	Landry’s, Inc., 6.75%, 10/15/2019(a)(b)	283,250
USD	185	Lennar Corp., 4.88%, 09/15/2023(a)	188,238
USD	253	Level 3 Financing, Inc., 5.13%, 05/01/2018(a)	254,897
USD	185	Level 3 Financing, Inc., 5.38%, 05/01/2020(a)	188,817
USD	135	Meritor, Inc., 6.25%, 02/15/2019(a)	135,702
USD	265	MGM Resorts International, 4.63%, 06/01/2026(a)	256,719
USD	130	Morgan Stanley, 5.55%, 07/15/2020(a)(c)(d)(e)	133,413
USD	180	NCR Corp., 6.38%, 12/15/2018(a)	191,250
USD	110	Neiman Marcus Group Ltd., LLC, 8.00%, 03/03/2017(a)(b)	67,925
USD	260	NewStar Financial, Inc., 7.25%, 05/01/2017(a)	261,950
USD	250	NRG Energy, Inc., 7.25%, 05/15/2021(a)(b)	261,562
USD	130	Oasis Petroleum, Inc., 6.50%, 03/03/2017(a)	132,925
USD	250	Oasis Petroleum, Inc., 6.88%, 07/15/2017(a)	255,937
USD	315	Park-Ohio Industries, Inc., 8.13%, 03/03/2017(a)	326,025
USD	260	Post Holdings, Inc., 5.00%, 08/15/2021(a)(b)	251,386
USD	240	Rite Aid Corp., 6.13%, 04/01/2018(a)(b)	249,900
USD	360	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024(a)	391,050
USD	240	Scientific Games International, Inc., 7.00%, 01/01/2018(a)(b)	256,500
USD	240	Sealed Air Corp., 5.50%, 06/15/2025(a)(b)	253,200
USD	255	Sinclair Television Group, Inc., 5.63%, 08/01/2019(a)(b)	259,462
USD	255	Sprint Corp., 7.88%, 09/15/2023	278,587
USD	120	Standard Industries, Inc., 5.38%, 11/15/2019(a)(b)	123,750
USD	120	State Street Corp., 1.96%, 03/03/2017(a)(d)	105,720
USD	185	Summit Materials LLC / Summit Materials Finance Corp, 6.13%, 07/15/2018(a)	191,012
USD	250	Sunoco LP / Sunoco Finance Corp., 6.25%, 04/15/2018(a)	256,327
USD	360	T-Mobile USA, Inc., 6.00%, 04/15/2019(a)	382,500
USD	330	Tenet Healthcare Corp., 8.13%, 04/01/2022	333,300
USD	255	TerraForm Power Operating LLC, 6.38%, 02/01/2018(a)(b)(k)	262,012
USD	225	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 6.75%, 05/01/2018(a)(b)	237,656
USD	255	United Rentals North America, Inc., 5.50%, 07/15/2020(a)	264,562
USD	60	United Rentals North America, Inc., 6.13%, 12/15/2017(a)	63,300
USD	400	Valeant Pharmaceuticals International, Inc., 6.38%, 03/03/2017(a)(b)	350,500
USD	103	Vector Group Ltd., 6.13%, 02/01/2020(a)(b)	105,833
USD	93	WMG Acquisition Corp., 5.63%, 04/15/2017(a)(b)	95,790
USD	120	WR Grace & Co-Conn, 5.13%, 10/01/2021(b)	125,850
USD	185	XPO Logistics, Inc., 6.13%, 09/01/2019(a)(b)	191,013
USD	245	Zayo Group LLC / Zayo Capital Inc, 6.38%, 05/15/2020(a)	259,242

			17,127,316

VENEZUELA - 0.2%
USD	300	Petroleos de Venezuela SA, 6.00%, 05/16/2024(b)(h)	121,050

Total Corporate Bonds - 58.0% (cost $45,679,054)			45,811,284

GOVERNMENT BONDS - 74.5%
ARGENTINA - 3.0%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	1,116,197
ARS	6,030	Argentine Bonos del Tesoro, 16.00%, 10/17/2023	391,790
USD	324	Argentine Republic Government International Bond, 5.63%, 01/26/2022(b)	324,648

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	323	Argentine Republic Government International Bond, 7.13%, 07/06/2036(b)	$303,943
USD	255	Argentine Republic Government International Bond, 7.50%, 04/22/2026(b)	266,220

			2,402,798

ARMENIA - 0.5%
USD	400	Republic of Armenia, 6.00%, 09/30/2020(b)	413,528

AUSTRALIA - 17.1%
AUD	800	Australia Government Bond, 3.25%, 04/21/2029(b)	627,403
AUD	1,600	Australia Government Bond, 4.50%, 04/21/2033(b)	1,415,757
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027(b)	2,058,448
AUD	4,600	Australia Government Bond, 6.00%, 02/15/2017(b)	3,493,951
AUD	1,500	New South Wales Treasury Corp., 6.00%, 02/01/2018	1,184,366
AUD	1,500	Queensland Treasury Corp., 6.00%, 02/21/2018(b)	1,186,180
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021(b)(i)	1,401,851
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022(b)	1,158,910
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	951,217

			13,478,083

BAHRAIN - 0.5%
USD	400	Bahrain Government International Bond, 7.00%, 10/12/2028(b)	409,982

BRAZIL - 2.4%
BRL	4,870	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023	1,491,773
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	439,000

			1,930,773

COLOMBIA - 0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(a)	208,900
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	148,800

			357,700

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(b)	236,875

DOMINICAN REPUBLIC - 1.3%
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(b)(h)	215,393
USD	100	Dominican Republic International Bond, 6.85%, 01/27/2045(b)	98,332
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(b)	106,705
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(b)(h)	610,173

			1,030,603

EGYPT - 0.3%
USD	200	Egypt Government International Bond, 6.13%, 01/31/2022(b)	201,798

EL SALVADOR - 0.5%
USD	440	El Salvador Government International Bond, 7.65%, 06/15/2035(b)	386,716

ETHIOPIA - 0.6%
USD	500	Ethiopia International Bond, 6.63%, 12/11/2024(b)	449,640

GHANA - 0.7%
USD	250	Ghana Government International Bond, 8.13%, 01/18/2026(b)(h)	243,953
GHS	1,500	Ghana Government International Bond, 23.00%, 08/21/2017	348,542

			592,495

HONDURAS - 0.4%
USD	330	Honduras Government International Bond, 7.50%, 03/15/2024(b)(h)	357,743

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
INDONESIA - 7.4%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(b)	$948,449
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(b)	246,887
IDR	5,600,000	Indonesia Treasury Bond, 5.25%, 05/15/2018	412,058
IDR	20,000,000	Indonesia Treasury Bond, 8.25%, 05/15/2036	1,505,745
IDR	10,000,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	785,412
IDR	4,850,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	369,584
IDR	20,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	1,574,986

			5,843,121

IRAQ - 0.8%
USD	800	Iraq International Bond, 5.80%, 03/19/2017(a)(b)(h)	663,504

IVORY COAST - 0.6%
USD	490	Ivory Coast Government International Bond, 5.75%, 06/30/2017(a)(b)(h)(k)	453,730

KAZAKHSTAN - 1.7%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(b)	520,634
USD	820	Kazakhstan Government International Bond, 4.88%, 10/14/2044(b)	789,250

			1,309,884

MALAYSIA - 5.6%
MYR	3,200	Malaysia Government Bond, 3.90%, 11/30/2026	707,374
MYR	7,625	Malaysia Government Bond, 4.25%, 05/31/2035	1,635,824
MYR	9,175	Malaysia Government Bond, 4.74%, 03/15/2046	2,047,354

			4,390,552

MEXICO - 1.8%
MXN	4,550	Mexican Bonos, 6.50%, 06/09/2022	211,450
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	382,375
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	362,505
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	125,289
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026	168,349
MXN	4,000	Petroleos Mexicanos, 7.19%, 09/12/2024	163,546

			1,413,514

MONGOLIA - 0.7%
USD	680	Mongolia Government International Bond, 5.13%, 12/05/2022(b)	589,476

NEW ZEALAND - 9.8%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020(b)	2,304,652
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021(b)	5,442,465

			7,747,117

PARAGUAY - 0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(b)	205,500

PERU - 0.6%
PEN	1,450	Peruvian Government International Bond, 6.90%, 08/12/2037(b)	454,588

PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	46,228

ROMANIA - 1.6%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(b)	1,286,167

RUSSIA - 4.0%
RUB	166,560	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	2,558,415
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(b)	211,820

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	380	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/2025(b)	$417,050

			3,187,285

RWANDA - 0.7%
USD	550	Rwanda International Government Bond, 6.63%, 05/02/2023(b)	544,346

SENEGAL - 0.5%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(b)	364,888

SINGAPORE - 4.7%
SGD	3,000	Singapore Government Bond, 2.13%, 06/01/2026	2,095,732
SGD	2,200	Singapore Government Bond, 2.38%, 04/01/2017	1,564,906
SGD	100	Singapore Government Bond, 2.88%, 09/01/2030	73,133

			3,733,771

SOUTH AFRICA - 1.7%
USD	280	Eskom Holdings Ltd., 5.75%, 01/26/2021(b)	278,961
USD	400	Republic of South Africa Government Bond, 4.88%, 04/14/2026	402,406
USD	100	Republic of South Africa Government Bond, 6.25%, 03/08/2041	112,000
ZAR	3,300	Republic of South Africa Government International Bond, 6.25%, 03/31/2036	175,853
ZAR	4,730	Republic of South Africa Government International Bond, 10.50%, 12/21/2026	389,282

			1,358,502

SURINAME - 0.3%
USD	200	Republic of Suriname, 9.25%, 10/26/2026(b)	201,886

TANZANIA - 0.2%
USD	155	Tanzania Government International Bond, 7.25%, 03/09/2020(b)(c)(d)(h)	163,663

TURKEY - 0.7%
USD	210	Turkey Government International Bond, 6.00%, 03/25/2027	211,723
USD	320	Turkey Government International Bond, 6.25%, 09/26/2022	334,659

			546,382

UKRAINE - 1.5%
USD	810	Ukraine Government International Bond, 7.75%, 09/01/2023(b)	766,373
USD	430	Ukraine Government International Bond, 7.75%, 09/01/2024(b)	402,336

			1,168,709

URUGUAY - 0.6%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(h)	51,192
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(h)	185,150
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	210,870

			447,212

VENEZUELA - 0.3%
USD	380	Venezuela Government International Bond, 7.75%, 10/13/2019(b)	228,950

ZAMBIA - 0.2%
USD	200	Zambia Government International Bond, 8.97%, 07/30/2027(b)(h)	199,760

Total Government Bonds - 74.5% (cost $60,206,555)			58,797,469

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (4.7%)
UNITED STATES (4.7%)
State Street Institutional U.S. Government Money Market Fund(l)	3,689,215	$3,689,215

Total Short-Term Investment - 4.7% (cost $3,689,215)		3,689,215

Total Investments - 137.2% (cost $109,574,824)		108,297,968

Liabilities in Excess of Other Assets - (37.2)%		(29,364,377)

Net Assets - 100.0%		$78,933,591

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Denotes a restricted security.

(c)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(d)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.

(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(f)	Illiquid security.

(g)	Security is in default.

(h)	Sinkable security.

(i)	This security is government guaranteed.

(j)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(k)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(l)	Registered investment company advised by State Street Global Advisors.

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro Currency

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

RUB	-	New Russian Ruble

SGD	-	Singapore Dollar

USD	-	U.S. Dollar

ZAR	-	South African Rand

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Brazilian Real/United States Dollar
02/22/2017	Citibank	BRL	2,006,000	USD	620,381	$633,531	$13,150
British Pound/United States Dollar
03/01/2017	UBS	GBP	114,500	USD	141,230	144,107	2,877
Euro/United States Dollar
02/10/2017	Citibank	EUR	285,500	USD	305,663	308,277	2,614
02/10/2017	Royal Bank of Canada	EUR	100,000	USD	106,371	107,978	1,607

						$1,193,893	$20,248

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2017

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
03/10/2017	CIitibank	USD	3,700,000	AUD	4,946,319	$3,748,012	$(48,012)
United States Dollar/Brazilian Real
02/22/2017	JPMorgan Chase	USD	570,373	BRL	2,006,000	633,531	(63,158)
United States Dollar/British Pound
03/01/2017	Barclays	USD	151,581	GBP	121,000	152,288	(707)
03/01/2017	Citibank	USD	2,264,991	GBP	1,852,000	2,330,883	(65,892)
03/01/2017	JPMorgan Chase	USD	235,675	GBP	192,500	242,276	(6,601)
United States Dollar/Canadian Dollar
02/10/2017	Citibank	USD	136,827	CAD	183,000	140,646	(3,819)
02/10/2017	Royal Bank of Canada	USD	126,596	CAD	167,500	128,733	(2,137)
United States Dollar/Euro
02/07/2017	Royal Bank of Canada	USD	277,698	EUR	258,500	279,095	(1,397)
02/10/2017	Barclays	USD	232,079	EUR	208,500	225,134	6,945
02/10/2017	Citibank	USD	2,414,207	EUR	2,208,500	2,384,694	29,513
02/10/2017	JPMorgan Chase	USD	461,799	EUR	421,500	455,127	6,672
02/10/2017	Royal Bank of Canada	USD	131,706	EUR	124,000	133,893	(2,187)
United States Dollar/New Zealand Dollar
02/09/2017	Citibank	USD	4,000,000	NZD	5,483,095	4,022,014	(22,014)

						$14,876,326	$(172,794)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap aggreements:
USD	16,500,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$44,044
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(286,175)

							$(242,131)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective to maintain a $1.00 per share net asset value (“NAV”), which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2017

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	$—	$45,811,284	$—	$45,811,284
Government Bonds	—	58,797,469	—	58,797,469

Total Fixed Income Investments	—	104,608,753	—	104,608,753
Short-Term Investment	3,689,215	—	—	3,689,215

Total Investments	$3,689,215	$104,608,753	$—	$108,297,968

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$63,378	$—	$63,378
Interest Rate Swap Agreements	—	44,044	—	44,044

Total Other Financial Instruments	$—	$107,422	$—	$107,422

Total Assets	$3,689,215	$104,716,175	$—	$108,405,390

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(215,924)	$—	$(215,924)
Interest Rate Swap Agreements	—	(286,175)	—	(286,175)

Total Liabilities	$—	$(502,099)	$—	$(502,099)

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2017, there have been no transfers between levels and no significant changes to the fair valuation methodologies.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$107,696,135	$2,576,550	$(1,974,717)	$601,833

Aberdeen Global Income Fund, Inc.

Item	2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 31, 2017

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: March 31, 2017